UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Cash Reserves Fund

(TSCXX)

This annual shareholder report contains important information about Cash Reserves Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$41	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,142,387
Number of Portfolio Holdings	198
Investment Advisory Fees Paid (000s)	$20,406

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	21.4%
Certificate of Deposit	18.9
U.S. Government Agency Repurchase Agreement	18.9
Non-Financial Company Commercial Paper	11.2
Financial Company Commercial Paper	11.0
Asset Backed Commercial Paper	9.3
Other Asset Backed Securities	3.1
Insurance Company Funding Agreement	2.1
U.S. Treasury Debt	2.0
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	14.6%
Credit Agricole	2.4
Credit Agricole Corporate & Investment	2.2
Royal Bank of Canada	2.2
Australia & New Zealand Banking Group	2.2
Svenska Handelsbanken	2.0
U.S. Treasury Notes	2.0
BNP Paribas Securities	1.9
California PFA	1.9
Nordea Bank	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F85-052 12/25

Cash Reserves Fund

 (TSCXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$25,444	$25,242
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.04 0.05 0.05 0.01
(3)
—
(3) (4)
Net realized and unrealized
gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment
activities 0.04 0.05 0.05 0.01 —
(4)
Distributions
Net investment income (0.04) (0.05) (0.05) (0.01) —
(4)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
4.24% 5.22% 4.65% 0.88%
(3)
0.01%
(3)
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.40% 0.40% 0.40% 0.40% 0.42%
Net expenses after waivers/
payments by Price Associates 0.40% 0.40% 0.40% 0.31%
(3)
0.16%
(3)
Net investment income 4.11% 5.08% 4.59% 0.92%
(3)
0.01%
(3)
Net assets, end of period (in
millions) $5,142 $4,880 $4,606 $4,280 $3,711
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09% and 0.26% of average net assets) for the years ended 10/31/22 and
10/31/21 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Cash Reserves Fund
October 31, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 9.3%
Barclays Bank, 4.30%, 2/20/26 (1) 12,000 11,841
Barclays Bank, Series 10-1, 3.88%, 4/14/26 (1) 2,500 2,456
CAFCO, 3.95%, 3/23/26 (1) 25,000 24,610
CAFCO, 4.07%, 1/7/26 (1) 26,000 25,803
Chariot Funding, 4.55%, 4/27/26 (1) 20,000 20,000
Chariot Funding, 4.57%, 6/2/26 (1) 34,000 34,000
Charta, 4.24%, 12/16/25 (1) 25,000 24,868
Charta, 4.37%, 11/7/25 (1) 30,000 29,978
CRC Funding, 3.93%, 3/31/26 (1) 15,750 15,492
CRC Funding, 4.06%, 1/12/26 (1) 2,000 1,984
CRC Funding, 4.32%, 1/22/26 (1) 25,000 24,754
Gotham Funding, 4.07%, 12/2/25 (1) 16,000 15,944
Gotham Funding, 4.07%, 12/16/25 (1) 23,225 23,107
Liberty Street Funding, 4.38%, 11/21/25 (1) 4,000 3,990
Manhattan Asset Funding, 4.16%, 12/10/25 (1) 50,300 50,073
Old Line Funding, 3.76%, 9/11/26 (1) 25,000 24,180
Old Line Funding, 4.43%, 12/8/25 (1) 15,000 15,000
Old Line Funding, 4.49%, 3/3/26 (1) 5,000 5,000
Old Line Funding, 4.50%, 2/10/26 (1) 10,000 10,000
Starbird Funding, 4.35%, 12/5/25 (1) 31,000 31,000
Starbird Funding, 4.41%, 11/14/25 (1) 4,000 4,000
Starbird Funding, 4.41%, 11/17/25 (1) 28,000 28,000
Thunder Bay Funding, 4.29%, 2/5/26 (1) 15,455 15,278
Thunder Bay Funding, 4.34%, 12/5/25 (1) 25,000 24,898
Thunder Bay Funding, 4.50%, 3/19/26 (1) 11,000 11,000
Total Asset Backed Commercial Paper (Cost $477,256) 477,256
CERTIFICATE OF DEPOSIT 18.9%
DOMESTIC 1.9%
Citibank, FRN, SOFR + 0.32%, 4.59%, 11/24/25  3,600 3,600
HSBC Bank, FRN, SOFR + 0.35%, 4.39%, 7/10/26  9,000 9,000
HSBC Bank, FRN, SOFR + 0.38%, 4.42%, 12/18/25  44,000 44,000
State Street Bank & Trust, FRN, SOFR + 0.25%, 4.52%,
11/30/25  35,000 35,000
91,600
EURODOLLAR 9.1%
Australia & New Zealand Banking Group, 3.88%, 11/3/25  110,000 110,000
Canadian Imperial Bank of Commerce, 3.85%, 11/3/25  35,000 35,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Credit Agricole Corporate & Investment, 3.82%, 11/3/25  40,000 40,000
Nordea Bank, 3.80%, 11/3/25  91,000 91,000
Royal Bank of Canada, 3.85%, 11/3/25  85,640 85,640
Svenska Handelsbanken, 3.83%, 11/3/25  105,000 105,000
466,640
YANKEE 7.9%
Banco Santander, 4.43%, 6/9/26  25,000 25,000
Banco Santander, 4.64%, 11/21/25  29,000 29,000
Bank of Montreal, FRN, SOFR + 0.39%, 4.43%, 8/20/26  36,000 36,000
BNP Paribas, 4.50%, 11/10/25  21,000 21,000
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.39%,
4.43%, 10/23/26  47,000 47,000
Cooperatieve Rabobank, 4.30%, 7/1/26  7,000 7,000
Cooperatieve Rabobank, 4.35%, 5/15/26  44,000 44,000
Credit Agricole Corporate & Investment, 4.36%, 7/16/26  2,000 2,000
Credit Agricole Corporate & Investment, 4.60%, 1/14/26  27,000 27,000
Credit Agricole Corporate & Investment, FRN, SOFR + 0.27%,
4.31%, 11/6/25  23,000 23,000
Credit Agricole Corporate & Investment, FRN, SOFR + 0.30%,
4.34%, 7/31/26  23,000 23,000
Lloyds Bank Corporate Markets, 4.36%, 6/12/26  5,000 5,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 4.63%,
8/14/26  25,000 25,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.37%, 4.71%,
8/10/26  22,000 22,000
Natixis, FRN, SOFR + 0.28%, 4.32%, 11/3/25  4,000 4,000
Societe Generale, FRN, SOFR + 0.45%, 4.49%, 5/15/26  28,000 28,000
Standard Chartered Bank, FRN, SOFR + 0.42%, 4.69%,
6/2/26  14,000 14,000
Swedbank, FRN, SOFR + 0.27%, 4.54%, 4/14/26  25,000 25,000
Toronto-Dominion Bank, 4.50%, 2/6/26  1,000 1,000
Toronto-Dominion Bank, FRN, SOFR + 0.38%, 4.65%, 5/6/26  4,000 4,000
412,000
Total Certificate of Deposit (Cost $970,240) 970,240
FINANCIAL COMPANY COMMERCIAL PAPER 11.0%
ABN AMRO Funding, 3.93%, 3/31/26 (1) 9,450 9,295
Bank of Montreal, 4.49%, 4/8/26 (1) 17,000 17,000
Barclays Bank, 4.39%, 12/12/25 (1) 37,000 36,815
BPCE, 4.355%, 11/6/25 (1) 30,000 29,982
Canadian Imperial Bank of Commerce, 4.45%, 11/30/25 (1) 5,000 5,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Commonwealth Bank of Australia, 4.42%, 4/29/26 (1) 25,000 25,000
Danske Bank, 4.21%, 2/2/26 (1) 4,000 3,956
ING (U.S.) Funding, 4.47%, 3/23/26 (1) 19,000 19,000
MetLife Short Term Funding, 3.80%, 5/13/26 (1) 48,000 47,022
National Australia Bank, 4.29%, 3/9/26 (1) 40,000 40,007
National Bank of Canada, 3.95%, 1/29/26 (1) 6,225 6,164
National Bank of Canada, 4.35%, 11/30/25 (1) 25,000 25,007
Nationwide Building Society, 3.965%, 3/26/26 (1) 51,000 50,186
Natixis, 3.88%, 6/5/26  15,000 14,651
Pacific Life Short Term Funding, 4.16%, 6/16/26 (1) 38,000 37,003
Pacific Life Short Term Funding, 4.33%, 1/2/26 (1) 3,731 3,703
Pricoa Short Term Funding, 3.72%, 9/11/26 (1) 15,700 15,191
Royal Bank of Canada, 3.96%, 8/11/26 (1) 25,000 24,222
Royal Bank of Canada, 4.41%, 5/6/26 (1) 5,000 5,000
Skandinaviska Enskilda Banken, 4.46%, 4/6/26 (1) 25,000 24,999
Societe Generale, 4.10%, 5/8/26 (1) 25,000 24,465
Swedbank, 3.905%, 4/23/26 (1) 26,300 25,806
Toronto-Dominion Bank, 3.82%, 11/3/26 (1) 28,000 28,000
UBS, 4.401%, 9/30/26 (1) 46,500 46,500
Total Financial Company Commercial Paper (Cost $563,974) 563,974
INSURANCE COMPANY FUNDING AGREEMENT 2.1%
MassMutual Global Funding II, 3.40%, 3/8/26 (2) 11,535 11,505
MassMutual Global Funding II, 4.50%, 4/10/26 (2) 3,735 3,738
Metropolitan Life Global Funding I, 5.00%, 1/6/26 (2) 2,970 2,972
New York Life Global Funding, 4.70%, 4/2/26 (2) 8,875 8,890
New York Life Global Funding, FRN, SOFRINDX + 0.58%,
4.806%, 1/16/26 (2) 7,000 7,002
Pacific Life Global Funding II, 1.375%, 4/14/26 (2) 1,430 1,413
Pacific Life Global Funding II, FRN, SOFRINDX + 1.05%,
5.281%, 7/28/26 (2) 5,300 5,330
Principal Life Global Funding II, 0.875%, 1/12/26 (2) 46,040 45,718
Principal Life Global Funding II, 3.00%, 4/18/26 (2) 20,540 20,405
Total Insurance Company Funding Agreement (Cost $106,973) 106,973
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 11.2%
Alaska HFC, 4.37%, 11/28/25  7,869 7,843
Banner Health, Series 2015, 4.14%, 11/5/25  10,400 10,400
Board of Trustees Michigan State University, Series I, 4.37%,
11/18/25  10,000 9,979

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hospital Authority, 4.20%, 11/4/25  24,000 23,992
Charlotte-Mecklenburg Hospital Authority, 4.35%, 11/18/25  16,000 15,967
City of Hope, 4.11%, 11/12/25  5,000 4,994
City of Hope, 4.12%, 11/18/25  40,500 40,421
Emory University, 4.40%, 11/25/25  52,000 52,000
Falcon Asset Funding, 4.53%, 2/19/26 (1) 25,000 25,000
Falcon Asset Funding, 4.53%, 2/20/26 (1) 27,000 27,000
Idaho Housing & Finance Association, 4.12%, 11/19/25  7,500 7,500
Idaho Housing & Finance Association, 4.12%, 12/15/25  9,000 9,000
Los Angeles County Capital Asset Leasing, 4.15%, 12/16/25  7,511 7,511
Los Angeles County Capital Asset Leasing, 4.32%, 11/19/25  36,000 35,999
Los Angeles Municipal Improvement, 4.05%, 11/25/25  5,300 5,300
Los Angeles Municipal Improvement, 4.15%, 11/25/25  10,000 10,000
Memorial Hermann Health System, 4.34%, 11/25/25  6,600 6,581
Northwestern Memorial HealthCare, 4.33%, 11/5/25  19,320 19,311
Northwestern University, 4.00%, 2/18/26  31,000 30,625
Northwestern University, 4.00%, 2/19/26  16,000 15,805
Port of Seattle, Series D2, 4.16%, 11/4/25  9,000 9,000
SSM Health Care, Series A, 4.03%, 1/21/26  30,000 29,728
SSM Health Care, Series A, 4.03%, 1/22/26  23,000 22,789
Sutter Health, 4.125%, 11/18/25  6,700 6,687
Sutter Health, 4.29%, 12/11/25  26,820 26,692
Tennessee State, 4.28%, 1/8/26  1,681 1,681
TotalEnergies Capital, 4.29%, 1/30/26 (1) 25,000 24,732
Toyota Credit de Puerto Rico, 3.92%, 4/20/26  1,750 1,718
Toyota Credit de Puerto Rico, 4.21%, 3/3/26  10,000 9,857
Toyota Credit de Puerto Rico, 4.22%, 2/24/26  16,000 15,784
Toyota Credit de Puerto Rico, 4.50%, 11/10/25  14,000 13,984
Toyota Credit de Puerto Rico, 4.50%, 11/21/25  10,000 9,975
Trinity Health, 4.25%, 2/19/26  13,000 12,831
Vermont Economic Dev. Auth., Series C, 4.13%, 11/19/25  28,000 28,000
Total Non-Financial Company Commercial Paper (Cost $578,686) 578,686
OTHER ASSET BACKED SECURITIES 3.1%
ARI Fleet Lease Trust, Series 2025-A, Class A1, 4.511%,
2/17/26 (2) 2,868 2,868
ARI Fleet Lease Trust, Series 2025-B, Class A1, 4.559%,
5/15/26 (2) 7,868 7,868
CarMax Auto Owner Trust, Series 2025-2, Class A1, 4.468%,
5/15/26  381 381
CarMax Select Receivables Trust, Series 2025-B, Class A1,
4.166%, 10/15/26  22,393 22,393

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Dell Equipment Finance Trust, Series 2025-2, Class A1,
4.145%, 10/22/26 (2) 26,500 26,500
Enterprise Fleet Financing, Series 2025-1, Class A1, 4.536%,
2/20/26 (2) 1,564 1,564
Enterprise Fleet Financing, Series 2025-2, Class A1, 4.555%,
5/20/26 (2) 6,566 6,566
Enterprise Fleet Financing, Series 2025-3, Class A1, 4.551%,
7/20/26 (2) 10,491 10,491
Exeter Automobile Receivables Trust, Series 2025-4A, Class
A1, 4.497%, 9/15/26  4,234 4,234
Exeter Select Automobile Receivables Trust, Series 2025-2,
Class A1, 4.531%, 8/17/26  1,733 1,733
HPEFS Equipment Trust, Series 2025-1A, Class A1, 4.546%,
8/20/26 (2) 19,425 19,425
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class A1, 4.39%, 8/20/26 (2) 21,846 21,846
Wingspire Equipment Finance, Series 2025-1A, Class A1,
4.128%, 10/20/26 (2) 32,025 32,025
Total Other Asset Backed Securities (Cost $157,894) 157,894
OTHER INSTRUMENTS 1.8%
Australia & New Zealand Banking Group, FRN, SOFR +
0.56%, 4.802%, 3/18/26 (2) 1,500 1,502
Bank of America, 4.38%, 5/14/26  25,000 25,000
Bank of America, 4.39%, 5/28/26  17,000 17,000
Bank of America, 4.70%, 10/2/26  10,000 10,000
Cooperatieve Rabobank, 4.85%, 1/9/26  3,500 3,502
Credit Suisse, 1.25%, 8/7/26  5,000 4,886
Home Depot, FRN, SOFR + 0.33%, 4.572%, 12/24/25  20,669 20,675
National Australia Bank, FRN, SOFR + 0.65%, 4.896%,
12/10/25 (2) 4,000 4,002
Wells Fargo Bank, FRN, SOFR + 0.71%, 4.94%, 1/15/26  3,000 3,002
Westpac Banking, FRN, SOFR + 0.42%, 4.648%, 4/16/26  2,907 2,910
Total Other Instruments (Cost $92,479) 92,479
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 18.9%(3)
BNP Paribas Securities, Tri-Party, Dated 10/31/2025, 4.14%,
Delivery Value of $100,035 on 11/3/2025, Collateralized
by U.S. Government securities, 5.50%, 1/20/55, valued at
$102,000  100,000 100,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
BNY Mellon, Bilateral, Dated 10/31/2025, 4.15%, Delivery
Value of $750,259 on 11/3/2025, Collateralized by U.S.
Government securities, 2.00% - 7.00%, 1/1/34 - 11/1/55,
valued at $765,000  750,000 750,000
Credit Agricole, Tri-Party, Dated 10/31/2025, 4.14%, Delivery
Value of $125,043 on 11/3/2025, Collateralized by U.S.
Government securities, 1.13%, 10/15/30, valued at $127,500  125,000 125,000
Total U.S. Government Agency Repurchase Agreement (Cost $975,000) 975,000
U.S. TREASURY DEBT 2.0%
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 3.916%, 4/30/26  50,000 49,998
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 3.948%,
7/31/26  55,000 55,000
Total U.S. Treasury Debt (Cost $104,998) 104,998
VARIABLE RATE DEMAND NOTES 21.4%
AHI Fund II, VRDN, 4.20%, 11/7/25  32,555 32,555
Alaska HFC, State Capital Project, Series A, VRDN, 4.14%,
11/7/25  63,945 63,945
Alaska HFC, State Capital Project, Series A, VRDN, 4.14%,
11/7/25  17,770 17,770
Andrew W. Mellon Foundation, VRDN, 4.35%, 11/7/25  14,000 14,000
Baltimore, VRDN, 4.15%, 11/7/25  12,230 12,230
California PFA, Series B, VRDN, 4.15%, 11/7/25  78,100 78,100
California PFA, Series C, VRDN, 4.18%, 11/7/25  20,000 20,000
Charlotte, NASCAR, Series D, COP, VRDN, 4.16%, 11/7/25  41,460 41,460
Colorado Housing & Fin. Auth., Single Family, Series B-1,
VRDN, 4.15%, 11/7/25  2,210 2,210
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.15%, 11/7/25  14,800 14,800
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.15%, 11/7/25  500 500
Colorado Housing & Fin. Auth., Single Family, Series E-2,
VRDN, 4.15%, 11/7/25  7,000 7,000
Colorado Housing & Fin. Auth., Single Family, Series G-2,
VRDN, 4.15%, 11/7/25  10,000 10,000
Colorado Housing & Fin. Auth., Single Family, Series K-2,
VRDN, 4.15%, 11/7/25  14,585 14,585
Colorado Housing & Fin. Auth., Single Family, Series Q-2,
VRDN, 4.15%, 11/7/25  7,800 7,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2,
VRDN, 4.15%, 11/7/25  6,615 6,615

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Colorado Housing & Fin. Auth., Social Bond, Series F-2,
VRDN, 4.15%, 11/7/25  7,320 7,320
Cook County, Series D, GO, VRDN, 4.15%, 11/7/25  81,800 81,800
Ecmc Group, Series 23-1, VRDN, 4.15%, 11/7/25  32,610 32,610
Ecmc Group, Series 24-2, VRDN, 4.15%, 11/7/25  38,700 38,700
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 4.10%,
11/7/25  38,670 38,670
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 4.15%,
11/7/25  23,415 23,415
Maricopa County IDA, Banner Health, Series B-1, VRDN,
4.17%, 11/7/25  27,300 27,300
Maryland CDA, Series B, VRDN, 4.15%, 11/7/25  17,135 17,135
Maryland CDA, Series F, VRDN, 4.15%, 11/7/25  13,500 13,500
Massachusetts Housing Fin. Agency, Series A, VRDN, 4.15%,
11/7/25  8,000 8,000
Michigan State Housing Dev. Auth., Series 1, VRDN, 4.15%,
11/7/25  12,000 12,000
Minnesota Housing Fin. Agency, Series H, VRDN, 4.15%,
11/7/25  25,360 25,360
Minnesota Housing Fin. Agency, Series T, VRDN, 4.15%,
11/7/25  13,235 13,235
Minnesota Housing Fin. Agency, Series V, VRDN, 4.15%,
11/7/25  9,325 9,325
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 4.20%, 11/7/25  6,700 6,700
New York City Housing Dev., Series F-2, VRDN, 4.15%,
11/7/25  36,740 36,740
New York Mortgage Agency, Series 216, VRDN, 4.15%,
11/7/25  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 4.15%,
11/7/25  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 4.10%,
11/7/25  20,800 20,800
New York State Housing Fin. Agency, Series A, VRDN, 4.15%,
11/7/25  11,215 11,215
North Texas Higher Ed. Auth., Series 2, VRDN, 4.14%, 11/7/25  40,000 40,000
North Texas Higher Ed. Auth., Series 2023-1, VRDN, 4.15%,
11/7/25  30,007 30,007
Pennsylvania Higher Ed. Assistance Agency, Series A, VRDN,
4.14%, 11/7/25  21,794 21,794
Peralta Community College Dist., Series B-4, VRDN, 4.10%,
11/7/25 (4) 35,525 35,525
Private Colleges & Univ. Auth., Emory Univ., Series C-1,
VRDN, 4.20%, 11/7/25  52,500 52,500
Texas State, Series A, GO, VRDN, 4.15%, 11/7/25  16,000 16,000
Texas State, Series A, GO, VRDN, 4.15%, 11/7/25  13,460 13,460

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Texas State, Series A, GO, VRDN, 4.33%, 11/7/25  20,260 20,260
Texas State, Series C, GO, VRDN, 4.15%, 11/7/25  18,000 18,000
Univ. of California, Series Z-1, VRDN, 4.15%, 11/7/25  15,520 15,520
Univ. of California, Series Z-2, VRDN, 4.17%, 11/7/25  13,850 13,850
Utah Housing, Series G, VRDN, 4.15%, 11/7/25  16,000 16,000
Total Variable Rate Demand Notes (Cost $1,100,036) 1,100,036
Total Investments in Securities
 99.7% of Net Assets (Cost $5,127,536) $ 5,127,536
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,103,311 and represents 21.5% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $241,630 and represents 4.7% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $994,500 at October 31, 2025.
(4) Insured by National Public Finance Guarantee Corporation
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,127,536) $ 5,127,536
Interest receivable 17,421
Receivable for shares sold 5,001
Receivable for investment securities sold 1,681
Cash 21
Foreign currency (cost $1) 1
Other assets 877
Total assets 5,152,538
Liabilities
Payable for shares redeemed 6,874
Investment management and administrative fees payable 1,766
Payable for investment securities purchased 1,511
Total liabilities 10,151
NET ASSETS $ 5,142,387
Net Assets Consist of:
Total distributable earnings (loss) $ (718)
Paid-in capital applicable to 5,142,384,690 shares of
$0.0001 par value capital stock outstanding; 10,000,000,000
shares of the Corporation authorized 5,143,105
NET ASSETS $ 5,142,387
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Investment Income (Loss)
Interest income $ 229,859
Investment management and administrative expense 20,406
Net investment income 209,453
Realized and Unrealized Gain / Loss –
Net realized gain on securities 30
INCREASE IN NET ASSETS FROM OPERATIONS $ 209,483

T. ROWE PRICE Cash Reserves Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 209,453 $ 239,892
Net realized gain 30 87
Increase in net assets from operations 209,483 239,979
Distributions to shareholders
Net earnings (210,977) (240,507)
Capital share transactions
*
Shares sold 2,748,492 2,269,280
Distributions reinvested 208,651 237,181
Shares redeemed (2,692,925) (2,232,727)
Increase in net assets from capital share
transactions 264,218 273,734
Net Assets
Increase during period 262,724 273,206
Beginning of period 4,879,663 4,606,457
End of period $ 5,142,387 $ 4,879,663
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund
(the fund) is an open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked

T. ROWE PRICE Cash Reserves Fund

prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are

T. ROWE PRICE Cash Reserves Fund

carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in

T. ROWE PRICE Cash Reserves Fund

good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On October 31, 2025, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Cash Reserves Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments was as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.40%
of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 210,977 $ 240,507
($000s)
Cost of investments $ 5,127,536
($000s)
Overdistributed ordinary income $ (718)
Total distributable earnings (loss) $ (718)

T. ROWE PRICE Cash Reserves Fund

and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/
paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31,
2025, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund.
Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent.
Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE Cash Reserves Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Cash Reserves Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (constituting
T. Rowe Price Summit Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended
October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Cash Reserves Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Cash Reserves Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $173,436,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $206,699,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025